UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 1999

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Ronald Sadoff's Major Trends
Address:  250 W. Coventry Court
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Ronald Sadoff
Title:         Sole Proprietor
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:



/s/ Ronald Sadoff             Milwaukee, Wisconsin       October 12, 1999
---------------------       ------------------------     -----------------
     (Signature)                   (City/State)              (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                 Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              51

Form 13F Information Table Value Total:    $333,688,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None.

                            FORM 13F INFORMATION TABLE

                             Title            Share   Shares/                                           Voting Authority
                               of             Value    PRN      SH/  Put/  Investmt    Other
Name of Issuer               Class    CUSIP  (X$100)   AMT      PRN  Call   Dscretn   Managers   Sole    Share    None

ALASKA AIR GROUP INC          COM  011659109   3406    83716     SH          Sole                83716
AMERICA ON LINE               COM  02364J104    427     4100     SH          Sole                 4100
AMERICAN EXPRESS CO           COM  025816109  26082   193197     SH          Sole               193197
AMERICAN INTL GROUP           COM  026874107   8284    95285     SH          Sole                95285
APPLE COMPUTER                COM  037833100  15495    24474     SH          Sole               244740
AXA FINANCIAL INC             COM  002451102   4929    88306     SH          Sole                88306
BEAR STEARNS COS INC          COM  073902108   5976   155484     SH          Sole               155484
BELL ATLANTIC CORP            COM  077853109    229     3403     SH          Sole                 3403
BELLSOUTH CORP                COM  079860102    258     5730     SH          Sole                 5730
BRISTOL MYERS SQUIBB          COM  110122108    225     3336     SH          Sole                 3336
CITIGROUP                     COM  172967101  15276   347186     SH          Sole               347186
DELTA AIR LINES DEL           COM  247361108    361     7450     SH          Sole                 7450
DOW JONES                     COM  260561105   5514   103308     SH          Sole               103308
EXXON CORP                    COM  302290101    327     4300     SH          Sole                 4300
FANNIE MAE                    COM  313586109  19289   307693     SH          Sole               307693
FIRST SEC CORP DEL            COM  336294103    534    22474     SH          Sole                22474
FORD                          COM  345370100   2122    42220     SH          Sole                42220
FREDDIE MAC                   COM  313400301  21501   413476     SH          Sole               413476
GANNETT INC                   COM  364730101  18508   267500     SH          Sole               267500
GENERAL MTRS CORP             COM  370442105  10744   170711     SH          Sole               170711
GENEVA STEEL CO CL A BB       COM  372252106      3    10000     SH          Sole                10000
GOLDMAN SACHS                 COM  38141G104   2050    33600     SH          Sole                33600
GREAT ATLANTIC                COM  390064103   7393   243900     SH          Sole               243900
HARLEY DAVIDSON INC           COM  412822108    208     4150     SH          Sole                 4150
HYBRID MICROGRAPHICS          COM                 0    20000     SH          Sole                20000
INTERNATIONAL BUS MACH        COM  459200101  15021   124140     SH          Sole               124140


KNIGHT RIDDER INC             COM  499040103   4769    86705     SH          Sole                86705
KOHLS CORP                    COM  500255104    397     6000     SH          Sole                 6000
KROGER                        COM  501044101    901    40850     SH          Sole                40850
LUCENT TECHNOLOGIES           COM  549463107    264     4070     SH          Sole                 4070
MANITOWOC INC                 COM  563571108    451    13225     SH          Sole                13225
MAYTAG                        COM  578592107   2426    72840     SH          Sole                72840
MEDIA GENERAL                 COM  584404107   7762   151456     SH          Sole               151456
MERCK & CO INC                COM  589331107    212     3270     SH          Sole                 3270
MERRILL LYNCH & CO INC        COM  590188108  15043   223279     SH          Sole               223279
MICROSOFT                     COM  594918104    226     2500     SH          Sole                 2500
MORGAN STAN DEAN WITTR  NEW   COM  617446448  15805   177213     SH          Sole               177213
MPTV INC                      COM  553424102      0    20000     SH          Sole                20000
NAVISTAR                      COM  63934E108   5349   115025     SH          Sole               115025
NEW YORK TIMES CO CL A        COM  650111107  13026   347356     SH          Sole               347356
PAINE WEBBER GROUP INC        COM  695629105  14363   396216     SH          Sole               396216
RELIASTAR FINL CORP           COM  75952U103   6331   190414     SH          Sole               190414
SAFEWAY INC NEW               COM  786514208   3778    99270     SH          Sole                99270
SCHWAB CHARLES CP NEW         COM  808513105  20134   602129     SH          Sole               602129
SOUTHWEST AIRLS CO            COM  844741108   3357   221014     SH          Sole               221014
TIMES MIRROR CO NEW SER A     COM  887364107   5124    77850     SH          Sole                77850
TRIBUNE CO NEW                COM  896047107   8306   166952     SH          Sole               166952
UNISYS                        COM  909214108   8407   186300     SH          Sole               186300
US AIRWAYS GROUP INC          COM  911905107   1068    40700     SH          Sole                40700
WASHINGTON POST               COM  939640108  11536    22620     SH          Sole                22620
WEIS MKTS INC                 COM  948849104    492    14366     SH          Sole                14366

GRAND TOTAL                                $333,688


